Financial Risk Management - Summary of Net Debt Position (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net debt [line items]
Cash and cash equivalents	£ 937	£ 1,116
Derivative financial instruments	(2)	11
Financial liabilities	(1,785)	(2,043)
Investment in finance lease receivable	115	130
Lease liabilities	(633)	(752)
Net debt	(350)	(463)
Bank loans and overdrafts [member]
Disclosure of net debt [line items]
Financial liabilities	0	(3)
Bonds [member]
Disclosure of net debt [line items]
Financial liabilities	£ (767)	£ (965)